SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 12, 2020	Mar. 31, 2020	Dec. 31, 2019
Preferred Stock Series G [Member]
Convertible Preferred Stock, Per share price		$ 1,000	$ 1,000
Securities Purchase Agreements [Member] | Accredited Investors [Member] | Subsequent Event [Member]
Number of common stock issuable upon exercise of warrants	1,200,000
Proceeds from Issuance of common stock	$ 1,500,000
Warrants issued, Exercise price	$ 1.25
Securities Purchase Agreements [Member] | Accredited Investors [Member] | Subsequent Event [Member] | Preferred Stock Series G [Member]
Issuance of Convertible Preferred Stock	1,500
Convertible Preferred Stock, Per share price	$ 1,000
Convertible Preferred Stock, Conversion price	1.25
Convertible Preferred Stock, Dividend entitled upon liquidation	$ 1,000